Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 428,434	$ 428,431	$ 470,773
Amortization next five years	$ 428,434